Notes Payable – Related Party	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Payable – Related Party [Abstract]
NOTES PAYABLE – RELATED PARTY

Note 5 — Notes Payable — Related Party

During the three months ended March 31, 2022, the Company repaid a promissory note, held by a director of the Company, totaling $0.4 million in principal and $0.1 million in interest.

Note 7 — Notes Payable — Related Party

During the year ended December 31, 2022, the Company repaid a promissory note, held by a director of the Company, totaling $0.4 million in principal and $0.1 million in interest.

During the year ended December 31, 2021, the Company paid $0.5 million in principal and interest for two promissory notes that matured.